Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Sales of goods	S/ 1,937,767	S/ 1,296,334	S/ 1,392,701
Cost of sales	(1,378,336)	(921,048)	(905,806)
Gross profit	559,431	375,286	486,895
Operating income (expenses)
Administrative expenses	(196,069)	(163,369)	(174,482)
Selling and distribution expenses	(51,520)	(40,153)	(44,533)
Other operating income, net	6,408	4,346	2,645
Total operating expenses, net	(241,181)	(199,176)	(216,370)
Operating profit	318,250	176,110	270,525
Other income (expenses)
Finance income	2,891	2,976	2,576
Finance costs	(88,965)	(88,694)	(77,986)
Net gain (loss) of derivative financial instruments at fair value through profit or loss	589	5,337	(1,491)
Accumulated net loss on settlement of derivative financial instruments at fair value through profit or loss	(1,569)
(Loss) gain from exchange difference, net	(7,086)	(9,831)	729
Total other expenses, net	(94,140)	(90,212)	(76,172)
Profit before income tax	224,110	85,898	194,353
Income tax expense	(70,940)	(28,004)	(62,306)
Profit for the year	S/ 153,170	S/ 57,894	S/ 132,047
Earnings per share
Basic and diluted profit of the year attributable to equity holders of common shares and investment in shares of Cementos Pacasmayo S.A.A. (S/ per share) (in Nuevos Soles per share)	S/ 0.36	S/ 0.14	S/ 0.31